UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03364

                             MAXIM SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

             8515 E. Orchard Road, Greenwood Village, Colorado 80111
                    (Address of principal executive offices)

                                  W.T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 737-3000

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2005

ITEM 1.  REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2005 and Year Ended December 31, 2004

Maxim U.S. Government Mortgage Securities Portfolio

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
UNAUDITED

-------------------------------------------------------------------------- ---- ----------------
ASSETS:
     Investments in securities, market value  (1)                            $      287,084,322
     Cash                                                                                18,871
     Collateral for securities loaned                                                22,785,429
     Interest receivable                                                              1,354,191
     Subscriptions receivable                                                           321,665
     Receivable for investments sold                                                 24,834,359
                                                                                ----------------

       Total assets                                                                 336,398,837
                                                                                ----------------

LIABILITIES:
     Due to investment adviser                                                          130,346
     Redemptions payable                                                                217,603
     Payable upon return of securities loaned                                        22,785,429
     Payable for investments purchased                                               49,822,403
                                                                                ----------------

       Total liabilities                                                             72,955,781
                                                                                ----------------

NET ASSETS                                                                   $      263,443,056
                                                                                ================

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                           $        2,213,882
     Additional paid-in capital                                                     259,876,116
     Net unrealized appreciation on investments                                       1,312,071
     Undistributed net investment income                                                293,832
     Accumulated net realized loss on investments                                     (252,845)
                                                                                ----------------

NET ASSETS                                                                   $      263,443,056
                                                                                ================

NET ASSET VALUE PER OUTSTANDING SHARE                                        $            11.90
                                                                                ================
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                     250,000,000
     Outstanding                                                                     22,138,823

(1)  Cost of investments in securities:                                      $      285,772,251

See notes to financial statements.






MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2005
UNAUDITED
------------------------------------------------------------------------------- ------- ----------------


INVESTMENT INCOME:
     Interest                                                                        $        6,179,931
     Income from securities lending                                                              30,976
                                                                                        ----------------

          Total income                                                                        6,210,907
                                                                                        ----------------

EXPENSES:
     Management fees                                                                            781,967
                                                                                        ----------------

NET INVESTMENT INCOME                                                                         5,428,940
                                                                                        ----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                           462,159
     Change in net unrealized appreciation on investments                                     (237,060)
                                                                                        ----------------

     Net realized and unrealized gain on investments                                            225,099
                                                                                        ----------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $        5,654,039
                                                                                        ================

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2005 AND YEAR ENDED DECEMBER 31, 2004

----------------------------------------------------------------------------------------- ---- --------------
                                                                               2005                2004
                                                                           --------------      --------------
                                                                             UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                              $      5,428,940    $     11,065,366
     Net realized gain (loss) on investments                                     462,159           (885,931)
     Change in net unrealized appreciation on investments                      (237,060)         (1,881,424)
                                                                           --------------      --------------

     Net increase in net assets resulting from operations                      5,654,039           8,298,011
                                                                           --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                              (5,135,705)        (10,964,503)
                                                                           --------------      --------------

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                        61,184,725         136,855,321
     Reinvestment of distributions                                             5,135,705          10,964,503
     Redemptions of shares                                                  (67,814,682)       (187,022,423)
                                                                           --------------      --------------

     Net decrease in net assets resulting from share transactions            (1,494,252)        (39,202,599)
                                                                           --------------      --------------

     Total decrease in net assets                                              (975,918)        (41,869,091)

NET ASSETS:
     Beginning of period                                                     264,418,974         306,288,065
                                                                           --------------      --------------

     End of period  (1)                                                 $    263,443,056    $    264,418,974
                                                                           ==============      ==============

OTHER INFORMATION:

SHARES:
     Sold                                                                      5,145,732          11,453,655
     Issued in reinvestment of distributions                                     435,644             923,558
     Redeemed                                                                (5,702,112)        (15,719,879)
                                                                           --------------      --------------

     Net decrease                                                              (120,736)         (3,342,666)
                                                                           ==============      ==============

(1) Including undistributed net investment income                       $        293,832    $            597

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

------------------------------------------- -- --------------- --- ----------- --- ---------- -- ----------- -- ---------- ---------
Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                 Six Months
                                                   Ended                                  Year Ended December 31,
                                                                   -----------------------------------------------------------------
                                               June 30, 2005          2004           2003           2002          2001       2000
                                               ---------------     -----------     ----------    -----------    ----------  --------
                                                 UNAUDITED

Net Asset Value, Beginning of Period        $           11.88   $       11.96   $      12.36  $       11.85  $      11.69  $   11.25

Income from Investment Operations

Net investment income                                    0.24            0.48           0.49           0.20          0.63       0.74
Net realized and unrealized gain (loss)                  0.01          (0.08)         (0.19)           0.54          0.18       0.43
                                               ---------------     -----------     ----------    -----------    ----------  --------

Total Income From Investment Operations                  0.25            0.40           0.30           0.74          0.81       1.17
                                               ---------------     -----------     ----------    -----------    ----------  --------

Less Distributions

From net investment income                             (0.23)          (0.48)         (0.50)         (0.19)        (0.65)     (0.73)
From net realized gains                                                               (0.20)         (0.04)
                                               ---------------     -----------     ----------    -----------    ----------  --------

Total Distributions                                    (0.23)          (0.48)         (0.70)         (0.23)        (0.65)     (0.73)
                                               ---------------     -----------     ----------    -----------    ----------  --------

Net Asset Value, End of Period              $           11.90   $       11.88   $      11.96  $       12.36  $      11.85  $   11.69
                                               ===============     ===========     ==========    ===========    ==========  ========


Total Return                                            2.16%  o        3.44%          2.52%          9.83%         7.13%     10.71%

Net Assets, End of Period ($000)            $         263,443   $     264,419   $    306,288  $     347,127  $    219,596  $ 182,403

Ratio of Expenses to Average Net Assets                 0.60%  *        0.60%          0.60%          0.60%         0.60%      0.60%

Ratio of Net Investment Income to
      Average Net Assets                                4.17%  *        4.00%          4.10%          4.98%         5.66%      6.39%

Portfolio Turnover Rate                                24.36%  o       79.23%        105.93%         82.56%        49.85%     26.97%


 o Based on operations for the period shown and, accordingly, are not representative of a full year.

 *    Annualized


See notes to financial statements.

Maxim Series Fund, Inc.

Maxim U.S. Government Mortgage Securities Portfolio
Schedule of Investments
June 30, 2005
Unaudited

BONDS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

AGENCY --- 69.86%
  1,107,432 Fannie Mae                                                 1,175,955
            7.000% December 1, 2031
  5,312,953 Fannie Mae                                                 5,390,507
            5.500% July 1, 2033
  2,227,165 Fannie Mae                                                 2,291,892
            6.000% May 1, 2033
  1,838,244 Fannie Mae                                                 1,886,786
            6.000% February 1, 2035
  1,867,926 Fannie Mae                                                 1,894,572
            5.500% February 1, 2035
  2,261,163 Fannie Mae                                                 2,357,969
            6.500% December 1, 2031
  1,562,743 Fannie Mae                                                 1,581,057
            5.000% August 1, 2018
  1,962,529 Fannie Mae                                                 2,012,778
            6.000% August 1, 2033
  2,018,343 Fannie Mae                                                 2,019,604
            5.500% February 1, 2035
  2,943,842 Fannie Mae                                                 2,978,340
            5.000% May 1, 2018
  3,604,635 Fannie Mae                                                 3,657,252
            5.500% September 1, 2033
    473,882 Fannie Mae                                                   503,203
            7.000% September 1, 2031
  1,713,221 Fannie Mae                                                 1,736,778
            5.500% April 1, 2033
  1,688,011 Fannie Mae                                                 1,731,178
            6.000% September 1, 2034
  1,299,987 Fannie Mae                                                 1,355,643
            6.500% February 1, 2032
     19,329 Fannie Mae                                                    21,440
            9.500% March 1, 2020
     73,267 Fannie Mae                                                    79,985
            8.500% August 1, 2024
    435,595 Fannie Mae                                                   450,759
            6.000% June 1, 2013
      9,582 Fannie Mae                                                    10,359
            7.500% November 1, 2024
    113,404 Fannie Mae                                                   122,910
            8.500% April 1, 2025
     83,391 Fannie Mae                                                    91,231
            8.500% August 1, 2021
    681,998 Fannie Mae                                                   705,739
            6.000% May 1, 2013
  1,582,183 Fannie Mae                                                 1,633,110
            6.000% September 1, 2032
  1,909,936 Fannie Mae                                                 1,980,365
            6.000% March 1, 2017
  1,430,007 Fannie Mae                                                 1,446,765
            5.000% May 1, 2018
    537,106 Fannie Mae                                                   552,036
            6.000% February 1, 2029
    748,514 Fannie Mae                                                   794,828
            7.000% February 1, 2031
    137,786 Fannie Mae                                                   153,534
            9.500% September 1, 2020
    703,438 Fannie Mae                                                   721,449
            6.000% January 1, 2033
  3,052,905 Fannie Mae                                                 3,098,221
            5.500% February 1, 2034
  6,223,723 Fannie Mae                                                 6,296,656
            5.000% August 1, 2018
  3,469,264 Fannie Mae                                                 3,564,127
            5.500% April 1, 2018
  1,402,512 Fannie Mae                                                 1,462,557
            6.500% February 1, 2032
  2,604,187 Fannie Mae                                                 2,594,372
            4.500% May 1, 2019
    355,046 Fannie Mae                                                   369,768
            6.500% July 1, 2014
    724,852 Fannie Mae                                                   757,244
            6.500% February 1, 2017
  1,479,820 Fannie Mae                                                 1,527,452
            6.000% September 1, 2033
  4,180,217 Fannie Mae                                                 4,242,267
            5.500% November 1, 2033
  2,099,107 Fannie Mae                                                 2,158,145
            5.500% April 1, 2018
    469,049 Fannie Mae                                                   493,234
            7.000% April 1, 2017
  1,902,428 Fannie Mae                                                 1,936,587
            5.039% September 1, 2034
  1,801,280 Fannie Mae                                                 1,847,402
            6.000% April 1, 2033
  1,696,439 Fannie Mae                                                 1,719,235
            5.500% April 1, 2035
 14,100,000 Fannie Mae                                                14,100,000
            5.000% April 1, 2033
    966,634 Fannie Mae                                                 1,026,445
            7.000% January 1, 2032
  1,548,129 Fannie Mae                                                 1,587,061
            6.000% February 1, 2032
    737,405 Fannie Mae                                                   768,975
            6.500% April 1, 2032
  2,823,172 Fannie Mae                                                 2,864,382
            5.500% July 1, 2033
  1,959,249 Fannie Mae                                                 1,962,004
            5.500% January 1, 2035
  5,581,881 Fannie Mae                                                 5,761,548
            6.000% May 1, 2033
  1,829,403 Fannie Mae                                                 1,911,154
            6.500% February 1, 2017
    232,594 Fannie Mae                                                   253,796
            8.500% November 1, 2026
  3,758,901 Fannie Mae                                                 3,919,829
            6.500% January 1, 2032
  1,749,159 Fannie Mae                                                 1,769,657
            5.000% May 1, 2018
    342,213 Fannie Mae                                                   356,262
            6.500% February 1, 2019
  1,920,167 Fannie Mae                                                 1,981,972
            6.000% May 1, 2033
  1,253,015 Fannie Mae                                                 1,269,852
            5.500% December 1, 2033
    213,778 Fannie Mae                                                   229,519
            7.500% September 1, 2031
  6,000,000 Federal Home Loan Bank **                                  6,440,358
            5.250% June 18, 2014
  1,000,000 Federal Home Loan Bank ** ^^                               1,022,146
            4.500% November 15, 2012
  1,111,139 Freddie Mac                                                1,159,057
            6.500% January 1, 2032
  5,210,283 Freddie Mac                                                5,191,614
            4.500% March 1, 2019
  1,941,642 Freddie Mac                                                1,994,734
            5.500% April 1, 2019
    124,752 Freddie Mac                                                  141,271
            11.000% August 1, 2020
  1,478,720 Freddie Mac                                                1,473,226
            4.500% May 1, 2018
    134,844 Freddie Mac                                                  152,397
            11.000% June 1, 2020
  1,978,711 Freddie Mac                                                1,987,986
            6.000% February 1, 2035
  1,759,246 Freddie Mac                                                1,752,711
            4.500% April 1, 2018
  3,464,925 Freddie Mac                                                3,516,420
            5.500% August 1, 2033
  2,115,008 Freddie Mac                                                2,144,751
            5.500% September 1, 2033
  3,211,231 Freddie Mac                                                3,258,957
            5.500% August 1, 2033
    965,197 Freddie Mac                                                  944,819
            4.500% August 1, 2033
  1,838,434 Freddie Mac                                                1,866,298
            5.500% November 1, 2033
  3,644,481 Freddie Mac                                                3,697,782
            5.500% October 1, 2034
  1,624,489 Freddie Mac                                                1,648,632
            5.500% December 1, 2033
    881,364 Freddie Mac                                                  932,593
            7.000% September 1, 2032
  2,884,533 Freddie Mac                                                2,927,402
            5.500% August 1, 2033
  1,471,880 Freddie Mac                                                1,487,770
            5.000% April 1, 2023
  2,290,983 Freddie Mac                                                2,353,985
            6.000% December 1, 2032
  1,167,845 Freddie Mac                                                1,184,470
            5.000% July 1, 2009
      1,694 Freddie Mac                                                    1,694
            10.500% October 1, 2005
    128,934 Freddie Mac                                                  144,236
            9.500% April 1, 2025
      6,385 Freddie Mac                                                    6,466
            10.000% January 1, 2006
    227,447 Freddie Mac                                                  232,360
            6.000% February 1, 2009
    120,523 Freddie Mac                                                  132,928
            9.000% December 1, 2014
     40,424 Freddie Mac                                                   44,943
            9.500% June 1, 2020
     22,863 Freddie Mac                                                   24,854
            9.500% September 1, 2020
 12,900,000 Freddie Mac                                               12,900,000
                  5.000%, November 15, 2033
  2,704,519 Freddie Mac                                                2,744,713
            5.500% May 1, 2033
    910,705 Freddie Mac                                                  944,288
            6.000% April 1, 2017
    672,565 Freddie Mac                                                  725,530
            7.500% March 1, 2032
  2,646,991 Freddie Mac                                                2,637,507
            4.500% April 1, 2019
    497,622 Freddie Mac                                                  511,462
            5.500% March 1, 2017
  1,591,338 Freddie Mac                                                1,614,988
            5.500% January 1, 2034
  1,972,870 Freddie Mac                                                1,999,072
            5.500% February 1, 2035
    300,098 Ginnie Mae                                                   318,847
            7.000% November 15, 2026
    369,600 Ginnie Mae                                                   399,994
            8.000% March 15, 2025
    238,658 Ginnie Mae                                                   246,722
            6.000% May 15, 2028
    168,714 Ginnie Mae                                                   174,414
            6.000% May 15, 2028
    342,050 Ginnie Mae                                                   363,748
            7.000% January 15, 2024
     75,259 Ginnie Mae                                                    81,436
            8.000% June 15, 2025
  9,039,781 Ginnie Mae                                                 9,122,786
            5.000% June 15, 2033
    105,793 Ginnie Mae                                                   114,621
            8.000% May 15, 2017
  1,885,434 Ginnie Mae II                                              1,923,206
            5.500% November 20, 2034
  2,560,631 Ginnie Mae II                                              2,575,573
            5.000% February 20, 2034
     41,408 Ginnie Mae II                                                 45,050
            8.500% December 20, 2026
     11,024 Ginnie Mae II                                                 11,993
            8.500% July 20, 2026
      4,944 Ginnie Mae II                                                  5,379
            8.500% June 20, 2026
      6,455 Ginnie Mae II                                                  7,023
            8.500% May 20, 2026
     10,758 Ginnie Mae II                                                 11,705
            8.500% January 20, 2026
      3,506 Ginnie Mae II                                                  3,853
            8.500% December 20, 2025
      8,683 Ginnie Mae II                                                  9,352
            8.000% August 20, 2025
     27,790 Ginnie Mae II                                                 29,933
            8.000% November 20, 2023
                                                                    $187,657,802

AGENCY MORTGAGE BACKED --- 8.02%
     83,331 Fannie Mae                                                    83,496
            Series 1993-15 Class H
            7.000% December 25, 2007
  2,000,000 Freddie Mac                                                2,066,686
            Series 2843 Class VB
            5.500% August 15, 2023
    301,501 Freddie Mac                                                  301,340
            Series 2102 Class VB
            6.000% August 15, 2013
  1,268,708 Freddie Mac                                                1,301,218
            Series 2974 Class VM
            5.000% May 15, 2016
  1,948,867 Freddie Mac                                                1,949,966
            Series R001 Class AE
            4.375% April 15, 2015
    211,295 US Department of Veterans Affairs                            212,112
            Series 1998-1 Class 2D
            7.000% July 15, 2025
  1,000,000 US Department of Veterans Affairs                          1,010,508
            Series 1993-3 Class 2K
            6.250% November 15, 2012
  2,500,000 US Department of Veterans Affairs                          2,562,988
            Series 2003-1 Class E
            5.750% April 15, 2027
  9,000,000 US Department of Veterans Affairs                          9,045,703
            Series 2003-2 Class D
            5.000% November 15, 2023
    608,572 US Department of Veterans Affairs                            636,766
            Series 2002-1 Class 1A
            6.000% October 15, 2031
    343,271 US Department of Veterans Affairs                            346,596
            Series 2001-1 Class 2E
            7.000% January 15, 2028
  2,739,287 US Department of Veterans Affairs                          2,817,501
            Series 1993-3 Class 1
            5.846% September 15, 2023
    670,601 US Department of Veterans Affairs                            678,984
            Series 2003-2 Class B
            5.000% February 15, 2019
                                                                     $23,013,864

COMMERCIAL MORTGAGE BACKED --- 2.20%
  1,000,000 GS Mortgage Securities Corp II                             1,012,116
            Series 2005-GG4 Class AABA
            4.680% July 10, 2039
  2,122,484 JP Morgan Chase Commercial Mortgage Securities Co         2,125,406
            Series 2004-C2 Class A1
            4.278% May 15, 2041
  1,680,000 JP Morgan Chase Commercial Mortgage Securities Co         1,736,453
            Series 2002-C3 Class A2
            4.994% July 12, 2035
  1,470,471 LB-UBS Commercial Mortgage Trust                           1,435,866
            Series 2003-C1 Class A1
            2.720% March 15, 2027
                                                                      $6,309,841

FOREIGN GOVERNMENTS --- 1.67%
  5,000,000 Government of Italy                                        4,804,120
            Senior Notes
            2.500% July 15, 2008
                                                                      $4,804,120

U.S. GOVERNMENTS --- 7.31%
  2,000,000 United States of America ^^                                1,973,204
            3.375% September 15, 2009
  1,500,000 United States of America ^^                                1,537,500
            4.250% August 15, 2013
  1,000,000 United States of America ^^                                1,142,148
            5.250% November 15, 2028
 14,000,000 United States of America ^^                               14,049,770
            4.000% February 15, 2015
  2,000,000 United States of America ^^                                2,287,422
            5.250% February 15, 2029
                                                                     $33,890,044

WHOLE LOAN --- 1.64%
  4,633,381 ABN AMRO Mortgage Corp                                     4,708,651
            Series 2003-13 Class A2
            5.500% February 25, 2018
                                                                      $4,708,651

TOTAL BONDS --- 90.70%                                              $260,384,322
(Cost $259,072,251)

SHORT-TERM INVESTMENTS

Par Value ($)                                                          Value ($)
--------------------------------------------------------------------------------

26,700,000 Merrill Lynch & Co Inc +                                  26,700,000
                  3.010%, July 1, 2005

TOTAL SHORT-TERM INVESTMENTS --- 9.30%                               $26,700,000
(Cost $26,700,000)

TOTAL MAXIM U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100% $287,084,322 (Cost $285,772,251)

Legend
** Security is an agency note with maturity date and interest rate indicated. + The repurchase agreement is fully collateralized by U.S. government and/or agency obligations as of June 30, 2005. The investment in the repurchase agreement is through participation in a joint account with affiliated funds. ^^ A portion or all of the security is on loan at June 30, 2005.

See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
--------------------------------------------------------------------------------
UNAUDITED

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-four portfolios. Interests in the Maxim U.S. Government Mortgage Securities Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek the highest level of return consistent with preservation of capital and substantial credit protection. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial, and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services and for the Maxim Profile Portfolios.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

      Interest income, including amortization of discounts and premiums, is recorded daily.

      Financing Transactions

      To earn additional income, the Portfolio may employ a trading strategy known as mortgage dollar rolls, which involves the sale by the Portfolio of mortgage securities with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Proceeds of the sale are reinvested in other securities and may enhance the Portfolio's current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to interest income. During the period between the sale and repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty to whom the Portfolio sells the security files for bankruptcy or becomes insolvent, the Portfolio's right to repurchase the security may be restricted. Amounts owing to brokers under these agreements are included in the "Payable for investments purchased" on the Statement of Assets and Liabilities. This liability was $27,000,000 at June 30, 2005, and was collateralized by securities of approximately the same value.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      As of June 30, 2005, there were 35 funds for which the Directors served as Directors, thirty-four of which were Portfolios of the Fund. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $56,250 for the six months ended June 30, 2005. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3. PURCHASES & SALES OF INVESTMENT SECURITIES

      For the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $6,667,785 and $497,694 respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $56,571,428 and $92,486,270 respectively.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At June 30, 2005, the U.S. Federal income tax cost basis was $285,711,134. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,565,500 and gross depreciation of securities in which there was an excess of tax cost over value of $1,192,312 resulting in net appreciation of $1,373,188.

5. SECURITIES LOANED

      The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as "Collateral for securities loaned" in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2005, the Portfolio had securities on loan valued at $22,778,281 and received collateral of $22,785,429 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

6. DISTRIBUTIONS TO SHAREHOLDERS

      Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to differing treatments regarding recognition of market discount and original issue discount and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      The Portfolio's tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2004, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $769,316, which expires in 2012.

      At December 31, 2004, the Portfolio had current year deferred post-October capital losses of $64,236.

                                      * * *

Investment Advisory Contract Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 27, 2005 (the "Meeting"), the continuation of the Investment Advisory Agreement between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM") and the Sub-Advisory Agreements between MCM and each of the following Sub-Advisers: Ariel Capital Management, Inc.; BNY Investment Advisors; Federated Investment Management Company; INVESCO Global Asset Management (N.A.); Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; Salomon Brothers Asset Management Company Inc.; Standish Mellon Asset Management LLC; T. Rowe Price Associates, Inc.; and Templeton Investment Counsel, LLC.

Based on its review of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements"), the information described below, and such considerations as the Board deemed relevant, the Board concluded that the terms of the Agreements are fair and reasonable, and that the advisory and sub-advisory fee rates provided in the Agreements are fair and reasonable in relation to the services rendered.

The Independent Directors met separately on March 30, 2005, with independent legal counsel to review and evaluate in advance of the Meeting information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Agreements. In approving the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that information regarding performance is provided to the Board on an ongoing basis at regular meetings of the Board held throughout the year. Discussed below are the principal factors considered by the Board in approving the Agreements. This discussion is not intended to be all-inclusive. In approving the Agreements, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Under the terms of the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Under the terms of the Sub-Advisory Agreements noted above, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell, or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services provided and to be provided by MCM to each Portfolio and each Sub-Adviser to the applicable Portfolio(s). In this regard, the Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, MCM's and each Sub-Adviser's overall financial condition, technical resources, and operational capabilities. Consideration was given to the fact that at regular meetings of the Board held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio and performance of each Portfolio. The Board also considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided.

Investment Performance. The Board considered and concluded that, as to each Portfolio other than the "Affected Portfolios" discussed below, it was satisfied with the investment performance of the Portfolios or satisfied with the steps being taken to address under-performance. As to the Affected Portfolios, the Board concluded that the investment performance was sufficient to support renewal of the contracts while MCM considered and presented to the Board other options. The Board reviewed information regarding the investment performance of each Portfolio, as compared against various benchmarks and the performance of similar funds. For each Portfolio, the performance information included the annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2004, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings. The Board considered the composition of each Portfolio's "peer" funds, as determined by MCM, based on the Portfolio's Morningstar category. The Board noted in each case how the Portfolios performed relative to the short- and long-term returns of applicable benchmarks and peer funds, and in cases where a Portfolio significantly underperformed reviewed the measures that were being undertaken to improve performance.

Costs and Profitability. The Board considered the cost of services to be provided and profits to be realized by MCM and each Sub-Adviser and their affiliates from their relationships with the Portfolios. The Board concluded that the cost of services and the profitability of MCM and, to the extent such information was available, the Sub-Advisers, were reasonable in relation to the nature, extent and quality of the services rendered. With respect to the cost of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers, as determined by MCM based on each Portfolio's Morningstar category. The Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board concluded that the total expenses of the Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

The Board considered the overall financial soundness of MCM and each Sub-Adviser and the profits to be realized by MCM and its affiliates and, to the extent practicable, the Sub-Adviser and its affiliates. The Board requested and reviewed the financial statements of and profitability information from MCM and the Sub-Advisers. Some Sub-Advisers were unwilling or unable to provide this information because the information was considered proprietary or could not be reasonably obtained without undue expense. The Board considered the total fees paid to each Sub-Adviser and concluded, in light of the arms-length relationships between MCM and each Sub-Adviser and the level of fees paid, profitability to each Sub-Adviser was not unreasonable. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability among advisers because comparative information is not generally available to the public and, when available, is qualified by various assumptions and other factors. Based upon its evaluation, the Board concluded that the profitability to MCM was not unreasonable.

Economies of Scale. The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, the profitability and financial condition of MCM, and the current level of Portfolio assets. The Board concluded that the Portfolios were not of sufficient size to identify economies of scale, and that no changes were currently necessary to reflect economies of scale.

Other Factors. The Board also considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. The Board concluded that management and sub-advisory fees were reasonable, taking into account the ancillary benefits.

At a meeting held June 13, 2005, the Fund's Board, including the Independent Directors, approved the retention of three new sub-advisors (the "New Sub-Advisers," each a "New Sub-Adviser") and sub-advisory agreements for each sub-adviser, each to replace the existing sub-advisers for the Maxim Global Bond, Maxim Templeton(R) International Equity and Maxim MFS(R) Small-Cap Growth Portfolios (the "Affected Portfolios") as follows:

Affected Portfolio                       Previous Sub-Adviser                   New Sub-Adviser
------------------                       --------------------                   ---------------
Maxim Global Bond Portfolio              Standish Mellon Asset Management, LLC  Franklin Advisors, Inc.

Maxim Templeton(R) International Equity  Templeton Investment Counsel, LLC      Alliance Capital Management L.P.
Portfolio

Maxim MFS(R) Small-Cap Growth Portfolio  Massachusetts Financial Services       Trusco Capital Management, Inc.
                                         Company

The New Sub-Advisors began providing management services to the Affected Portfolios effective July 5, 2005.

Investment Performance. In the March 30, 2005 meeting of the Independent Directors and the April 27, 2005 meeting of Board, the Directors had noted that the performance of each of the Affected Portfolios had a percentile ranking at 35% or below on 1-year, 3-year, 5-year and 10-year basis(1), other than the Maxim MFS(R) Small-Cap Growth Portfolio which had a percentile ranking of 51% on a 10-year basis, but was below 35% for all other periods. As a result, MCM conducted a search for replacement sub-advisers for the Portfolios and presented proposed new sub-advisers at the June 13, 2005 meeting.

Nature, Extent and Quality of Services. The Board considered and concluded that it was satisfied with the nature, extent, and quality of services to be provided by each New Sub-Adviser. In this regard, the Board considered, among other things, each New Sub-Adviser's personnel, experience, resources and track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Affected Portfolios, obligation to consult as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Affected Portfolios. The Board also considered each New Sub-Adviser's reputation for management of their specific investment strategies, and each New Sub-Adviser's overall financial condition, technical resources, and operational capabilities. The Board also considered each New Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Affected Portfolios and procedures the New Sub-Advisers use for obtaining best execution for transactions in the Affected Portfolios.

Management Fees and Expenses. The Board considered and reviewed the current management fees and expenses for each Affected Portfolio, noting that the current management fees for each of the Affected Portfolios would remain the same since MCM is responsible for compensating the New Sub-Advisers. In addition, the Board noted that, in the case of the Maxim Templeton(R) International Equity Portfolio, MCM has voluntarily agreed to lower the Portfolio's cap on total annual operating expenses, including the management fee paid to MCM of 1.00%, from 1.50% to 1.20%. Accordingly, the management fee for this Portfolio will remain 1.00%; however, the maximum amount of other expenses assessable to the Portfolio will be reduced from 0.50% to 0.20%. MCM may terminate this lower expense cap at any time.

The Board also considered and reviewed the current sub-advisory fees and new sub-advisory fees to be paid in relation to each of the Affected Portfolios. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other advisers and similar funds managed by the New Sub-Advisers. The Board also considered each Affected Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Affected Portfolio. Based on the information provided, the Board concluded that the total expenses of the Affected Portfolios (including management fees) were within the range of fees paid by similar funds, and that the Affected Portfolios' expense ratios were generally near or below the median expense ratio for the applicable Morningstar fund category. With respect to the sub-advisory fees, it was noted that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations since none of the Sub-Advisers is an affiliate of MCM.

Other Factors. The Board also considered and reviewed questionnaires completed by each New Sub-Adviser, each New Sub-Adviser's compliance manual, code of ethics, proxy voting policies, Form ADV and the investment team's biographies The Board also took into account the fact that the Affected Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.

Affected Portfolio Name Change. In connection with the Sub-Adviser change, the name of two of the Affected Portfolios was changed. The Maxim Templeton(R) International Equity Portfolio name was changed to the Maxim Bernstein International Equity Portfolio. The Maxim MFS(R) Small-Cap Growth Portfolio name was changed to the Maxim Trusco Small-Cap Growth Portfolio. The Maxim Global Bond Portfolio name is unchanged.

--------
(1) A percentile ranking of 100% represents the best in class performance whereas 0% represents the lowest.



                                      * * *

ITEM 2. CODE OF ETHICS

Not Required in Filing.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Required in Filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.


ITEM 6.  SCHEDULE OF INVESTMENTS

The schedule is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant's board of directors.


ITEM 11.  CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and Communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS

(a) (1) Not Required in Filing.

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.


By:      /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
         /s/ W.T. McCallum
         W. T. McCallum
         President

Date:    August 24, 2005


         By: /s/ G.R. McDonald
         G. R. McDonald
         Treasurer

Date:    August 24, 2005